Hod Maden and Other Investments in Associates - Additional Information (Detail) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Hod Maden Associate [member]
Disclosure of associates [line items]
Proportion of ownership interest in associate	30.00%
Entree Resources Limited [member]
Disclosure of associates [line items]
Market value of investments in associates accounted for using equity method	$ 31.7
Entree Resources Limited [member] | Non Diluted Basis [member]
Disclosure of associates [line items]
Proportion of ownership interest in associate	26.00%